Income Taxes (Disclosure of deferred taxes) (Details) - CAD ($)	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	1,351,294	3,596,896
Exploration and evaluation assets [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ (1,351,294)	$ (3,596,896)